Finance income (Tables)	12 Months Ended
Sep. 30, 2021
Finance income
Summary of finance income

			Nine months
	Year ended	Year ended	ended
	30 September	30 September	30 September
	2021	2020	2019
	$	$	$
Initial recognition difference of convertible loan notes	—	64,902	510,252